Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 15 – ACCUMULATED OTHER COMPREHENSIVE INCOME

The following tables present the changes in accumulated other comprehensive income (loss) (in thousands) by component, net of tax, for the years ended December 31, 2016 and 2015:

	Unrealized gains (losses)
	on available for sale	Unrealized gain on
	securities (a)	pension liability (a)	Total (a)
Balance as of December 31, 2015	$488	$-	$488
Other comprehensive loss before reclassification	(4,740)	318	(4,422)
Amount reclassified from accumulated other comprehensive income	(185)	-	(185)
Total other comprehensive loss	(4,925)	318	(4,607)
Balance as of December 31, 2016	$(4,437)	$318	$(4,119)

	Unrealized gains on
	available for sale
	securities (a)
Balance as of December 31, 2014	$462
Other comprehensive income before reclassification	439
Amount reclassified from accumulated other comprehensive income	(413)
Total other comprehensive income	26
Balance as of December 31, 2015	$488

(a) All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income (loss) (in thousands) for the years ended December 31, 2016 and 2015:

	Amount Reclassified
	From Accumulated		Affected Line Item in
	Other		Consolidated
	Comprehensive		Statement of
Details about other comprehensive income	Income (Loss) (a)		Income

	Twelve months	Twelve months
	ended	ended
	December 31,	December 31,
	2016	2015
Unrealized gains on available for sale securities	$284	$626	Net realized gains on sales of securities
	(99)	(213)	Income tax expense
	$185	$413	Net of tax

(a)	Amounts in parentheses indicate debits to net income.